Property and Equipment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property and Equipment (Details) [Line Items]
Acquired property and equipment	€ 159,764		€ 150,483
Depreciation of property and equipment	10,051	€ 1,321
Property, Plant and Equipment [Member]
Property and Equipment (Details) [Line Items]
Acquired property and equipment	€ 19,333	€ 2,565